Common Share Repurchases	3 Months Ended
Mar. 31, 2017
Common Share Repurchases disclosure
Common Share Repurchases disclosure [Text Block]

8.                       COMMON SHARE REPURCHASES

During the three months ended March 31, 2017, the Company repurchased 1.9 million shares under its share repurchase authorization for a total cost of $225 million.  The average cost per share repurchased was $120.86.  On April 20, 2017, the Board of Directors approved a share repurchase authorization that added an additional $5.0 billion of repurchase capacity to the $709 million of capacity remaining at March 31, 2017.  In addition, the Company acquired 0.5 million shares for a total cost of $61 million during the three months ended March 31, 2017 that were not part of the publicly announced share repurchase authorization.  These shares consisted of shares retained to cover payroll withholding taxes in connection with the vesting of restricted stock unit awards and performance share awards, and shares used by employees to cover the price of certain stock options that were exercised.